Note 3 - Acquisitions (Detail) - Final purchase price allocations for businesses acquired during fiscal 2012 (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2012
GeoMicro, Inc. [Member]
Cash acquired related to acquisition	$ 152
InterCommIT BV [Member]
Cash acquired related to acquisition	829
Telargo Inc [Member]
Cash acquired related to acquisition	$ 201